SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)     Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, in which ATA, directly or indirectly, has a controlling financial interest and its variable interest entity, or VIE for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Non-redeemable non-controlling interests are separately presented as a component of equity in the consolidated financial statements.

(b)     Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

On June 1, 2017, the Company declared a change in the fiscal year end from March 31 to December 31. As a result, the Group has presented the nine-month period ended December 31, 2017 as its transition period, which impacts the comparability of the Group’s results between the transition period and the full years ended March 31, 2017 and December 31, 2018.

Due to the ATA Online Sale Transaction, which represented a strategic shift and had a major effect on the Group’s result of operations, revenues, costs and expenses related to ATA Online Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented. Assets and liabilities of ATA Online Business as of December 31, 2017 were reclassified separately from other assets and liabilities of the Group on the consolidated balance sheets. Refer to note 1 and note 21.

(c)     Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include the fair values of share-based payments and available-for-sale investment, the collectability of accounts receivable, the realizability of deferred income tax assets, the estimate for useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, goodwill and long-term investments. Actual results could differ from those estimates.

(d)     Foreign currency

The accompanying consolidated financial statements have been expressed in RMB, the Company’s reporting currency.

The Company, ATA BVI and Xing Wei’s functional currency is USD. The functional currency of the Company’s PRC subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the line item “Foreign currency exchange gains (losses), net.”

Assets and liabilities of the Company, ATA BVI and Xing Wei are translated into RMB using the applicable exchange rate at each balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the year. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive loss within equity. Since RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of the readers, the 2018 RMB amounts included in the accompanying consolidated financial statements have been translated into USD at the rate of USD 1.00 = RMB 6.8755, the noon buying rate in New York cable transfers of RMB per USD as set forth in the H.10 weekly statistical release of Federal Reserve Board, as of December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any other rate on December 31, 2018.

(e)     Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(f)     Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction and  principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

(g)     Revenue recognition

Periods prior to January 1, 2018

Prior to January 1, 2018, the Group’s revenues are principally derived from the provision of testing services and online education services. The Group recognizes revenues when all of the following have occurred:

•	persuasive evidence of an agreement with the customer exists;

•	services have been performed and/or delivery of goods has occurred;

•	the fees for services performed and/or price of goods sold are fixed or determinable; and

•	collectability of the fees and/or sales proceeds is reasonably assured.

Application of the above criteria for revenue recognition for each type of service or product is as follows:

i)     Testing services

Fees for testing services are recognized upon the completion of the exam by the test taker since the Group has no significant future involvement after the completion of the examination. Fees received in advance of test delivery are recorded as deferred revenue.

ii)    Online education services

The Group provides an online platform for students to conduct continuing education. The platform entitles students to access online education services during a specified service period (the “subscription period”). Service fees are initially recorded as deferred revenue and are recognized as revenue on a straight-line basis over the subscription period.

iii)   Other revenue

a)	Licensing fees from authorized test centers

The Group receives a fixed fee for a perpetual license that provides authorized test centers the right to use the Group’s brand name and e-testing platform.

The Group is obligated to provide training and support to authorized test centers’ staff. Fixed fees for perpetual licenses are recognized on a straight-line basis over the expected licensing period of 10 years, which is the period the Group is expected to have continuing involvement with the authorized test centers. Management estimates the expected licensing period based on its historical retention experience, factoring in the expected level of future competition, the risk of technological obsolescence, technological innovation, and expected changes in the education training environment.

b)	Test development services

Test development service fees are recognized upon the acceptance of the developed tests by the customer. The period to develop the tests is short, generally within two to six months from commencement of development.

c)	Test administration products

Test administration products sales are recognized upon delivery and when collectability is reasonably assured.

d)	Operating leases

The Group recognized the revenue from operating lease on a straight-line basis over the lease term.

Periods commencing January 1, 2018

Since the adoption of Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”) starting from January 1, 2018, the Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

Revenues generated from ATA Online Business, which primarily include testing services and online education services have been classified and reported under discontinued operations for all the periods presented. Refer to note 21.

i)   Testing services

The Group derives revenues by providing testing services to the test takers for customers. Testing services revenues are recognized upon the completion of the exam by the test takers when the control over the service has been transferred to customers.

ii)   Online education services

The Group provides an online platform for students to conduct continuing education. The platform entitles students to access online education services during a specified service period (the “subscription period”). The Group determines that the customer simultaneously receives and consumes benefits provided by the Group’s performance as the Group performs during the term of the contract and the earning process is straight-line. Service fees are initially recorded as deferred revenue and are recognized as revenue on a straight-line basis over the subscription period.

iii)   K12 education assessment services

The Group derives revenues by providing the assessment reports for the test takers to customers. Revenues from education assessment services are recognized when the Group delivers the reports to customers, which is when the control over the report has been transferred to customers. Fees received in advance are recorded as deferred revenue, which is recognized when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration.

iv)   Other revenue

a)	Content development revenue

The Group derives content development revenue by designing test model and providing the developed content to customers. Revenues from content development are recognized when the Group delivers the developed content to customers, which is when the control over the contents has been transferred to customers.

v)   Value added tax (“VAT”)

Revenue is recognized net of VAT. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until paid to the tax authorities.

(h)     Cost of revenues

Cost of revenues consists primarily of content development costs, amortized expenses of education assessment caseware, payroll compensation, and other related costs, which are directly attributable to the rendering of various services.

(i)     Research and development costs

Research and development costs primarily consist of cost incurred over software developed for internal use and software developed for sale.

i)	Software developed for internal use

The Group expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for any of the periods presented.

ii)	Software developed for sale

Costs incurred internally in researching and developing a computer software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all computer software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the computer software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements.

(j)     Lease

Operating lease

The Group leases offices under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term. There is no contingent rent in the lease agreements. The lease terms range between 12 and 36 months. The Company has no legal or contractual asset retirement obligations at the end of the lease term.

Capital lease

On initial recognition, assets held under capital leases are recorded as property and equipment. At inception of the lease, capital leases are recorded at amounts equal to the fair value of the leased asset or, if lower, the present value of the minimum lease payments. Minimum lease payments under capital leases are apportioned between finance expense and reduction of the outstanding liability.

The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

(k)     Income taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax status is recognized in income in the period that includes the enactment date or the date of change in tax status. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

A deferred tax liability is not recognized for the excess of the Company’s financial statement carrying amount over the tax basis of its investment in a foreign subsidiary, if there exists specific plans for reinvestment of undistributed earnings of a subsidiary which demonstrates that remittance of the earnings will be postponed indefinitely.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively in the consolidated statements of comprehensive income (loss).

(l)     Share-based payment

The Group measures the cost of employee share options and non-vested shares based on the grant date fair value of the award and recognizes that cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options and non-vested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. Awards granted to employees with performance conditions are measured at fair value on the grant date, when the employees know the specific performance target assuming all other conditions necessary for a grant have been met, and are recognized as compensation expenses in the period and thereafter when the performance goal becomes probable to achieve.

When there is a modification of the terms and conditions of an award of equity instruments, the Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. Cancellations in the vesting period are treated as an acceleration of vesting, and recognized immediately for the amount that would otherwise have been recognized for services over the vesting period.

When there is a change in the grantee status from an employee to a non-employee, if grantee retains the awards on a change in status and continues to provide substantive services to the Group, the change in status results in a new measurement date for the unvested awards with compensation costs measured as if the awards were newly issued to the grantee on the date of the change in status. If grantee retains the awards on a change in status and is not required to provide substantive services to the grantor subsequent to that change in status, the change in status is, in substance, an acceleration of the vesting of the arrangement.

(m)    Cash, cash equivalents and short-term loan

Cash and cash equivalents consist of cash in banks and highly liquid investments with original maturity less than three months.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows - Restricted cash. This ASU requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. The amendments in this ASU should be applied using a retrospective transition method to each period presented. The Group adopted the new standards starting from January 1, 2018 and applied a retrospective transition method to each period presented. As a result of adoption, the Group has included RMB 30,000,000 of restricted cash in the beginning-of-period and end-of-period cash and cash equivalents balance on the consolidated statement of cash flows for the year ended March 31, 2017 and the nine-month period ended December 31, 2017 and the consolidated statement of cash flows was retrospectively adjusted by excluding the increase of restricted cash of RMB 30,000,000 from cash flows from financing activities for the year ended March 31, 2017 and the decrease of restricted cash of RMB 30,000,000 from cash flows from financing activities for the nine months ended December 31, 2017.

In June 2018, the president and director of ATA Inc., Jack Huang, entered into a three-year Commercial Loan Facility (the “Facility”) with China Minsheng Bank Beijing Branch to borrow up to RMB 15,000,000 to support the working capital of ATA Testing. The Facility is pledged by the real estate property of Gongyuan 16th floor owned by ATA Testing, pursuant to which a corresponding three-year pledge agreement has been entered into between ATA Testing and China Minsheng Bank Beijing Branch. Jack Huang and ATA Testing also signed an agreement, pursuant to which all drawdowns received from China Minsheng Bank should be transferred to ATA Testing and the interests of these drawdowns will be fully paid by ATA Testing. ATA Testing shall pay interest at 6.525% per annum on the commencement date for each drawdown. The interest rate is subject to potential adjustment based on premium interest rate stipulated by the People’s Bank of China. In June and July 2018, ATA Testing has received a total of RMB 15,000,000 drawdowns and this loan has been fully repaid on October 15, 2018. On April 12, 2019, the real estate property of Gongyuan 16th floor was released from pledge and the Facility was terminated correspondingly.

(n)     Accounts receivable

Accounts receivable are recognized at invoiced amounts, less an allowance for uncollectible accounts, if any.

The allowance for doubtful accounts is the management’s best estimate of the amount of probable credit losses resulting from the inability of the Group’s customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts, aging data and historical collection pattern. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(o)     Long-term investments

Equity method investments

The Group applies the equity method to account for an equity interest in an investee over which the Group has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as share of income (losses) of equity method investments in the consolidated statements of comprehensive income (loss).

The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other than temporary. The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee.

Other equity investments

Prior to January 1, 2018, the Group accounted for other equity investments without a readily determinable fair value using the cost method. In connection with the adoption of ASC321 Investment—Equity securities as of January 1, 2018, the Group have elected to measure such investments at cost, adjusted for changes resulting from impairments and observable price changes in orderly transactions for identical or similar securities of the same issuer. The Group considers information in periodic financial statements and other documentation provided by the investees to determine whether observable price changes have occurred.

The Group makes a qualitative assessment considering impairment indicators to evaluate whether the equity investments without a readily determinable fair value is impaired at each reporting period, and written down to its fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value. If an equity security without a readily determinable fair value is impaired, the Group includes an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

Available-for-sale investment

The Group’s investment in convertible notes are classified as available-for-sale investments which are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. An impairment loss on the available-for-sale investment is recognized in profit and loss when the decline in value is determined to be other than temporary.

(p)     Property and equipment, net

Property and equipment is stated at historical cost.

Depreciation is recognized over the following useful lives in straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

(q)     Intangible assets

Intangible assets acquired are initially recognized and measured at fair value. Intangible assets are amortized on a straight-line basis over their respective estimated useful lives, which range from 5 to 12 years.

The Group has no intangible assets with indefinite useful lives.

(r)     Impairment of long-lived assets, excluding goodwill

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment loss of intangible assets was recognized for the year ended March 31, 2017, the nine months ended December 31, 2017 and the year ended December 31, 2018.

(s)     Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually based on its identified reporting units, which are defined as reportable segments or groupings of businesses one level below the reportable segment level. The Group performs a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

Annual impairment review over goodwill was performed at March 31 before the change of fiscal year end and was performed at December 31 after the change of fiscal year end, and when a triggering event occurs between annual impairment tests. No impairment loss of goodwill was recorded for the nine months ended December 31, 2017.

The goodwill was acquired in connection with the computer-based testing services previously provided by ATA Online under the discontinued operations, and disposed in conjunction with the completion of the ATA Online Sale Transaction as stated in note 1 and note 21. Therefore goodwill balance was nil as of December 31, 2018.

(t)     Employee benefit plans

As stipulated by the regulations of the PRC, the Company’s PRC subsidiaries are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local Social Security Bureau. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the year ended March 31, 2017, nine months ended December 31, 2017, and the year ended December 31, 2018 are allocated to the following expense items:

	Twelve months ended	Nine months ended	Twelve months ended
	March 31	December 31	December 31
	2017	2017	2018
	RMB	RMB	RMB
Cost of revenues	163,981	78,381	79,280
Research and development	2,234,308	2,296,392	3,232,457
Sales and marketing	233,790	334,628	771,479
General and administrative	1,076,740	810,713	1,530,096
Total expense due to employee benefit plans	3,708,819	3,520,114	5,613,312

(u)     Earnings per share

Basic earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights in undistributed earnings. The Company’s non-vested shares relating to the share-based awards under the share incentive plan were considered participating securities since the holders of these securities have non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid).

Diluted earnings per share is calculated by dividing net earnings adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of common shares issuable upon the exercise of outstanding share options (using the treasury stock method). Common equivalent shares in the diluted earnings per share computation are excluded to the effect that they would be anti-dilutive.

The Group uses income (loss) from continuing operations as the control number in determining whether the potential common shares are dilutive or anti-dilutive.

(v)     Segment reporting

The Group has one operating segment. Substantially all of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(w)     Discontinued operations

When a component of the Group’s business is sold or expected to be sold during the year, the Group considers whether the criteria of ASC 205-20, Discontinued Operations, has been met, which includes evaluating if the disposal of a component represents a strategic shift that has, or will have, a major effect on the Group.

When a discontinued operation is disposed of before being classified as held for sale, the Company presents the assets and liabilities of the discontinued operation separately from other assets and liabilities on the consolidated balance sheet before the period that includes the disposal.

(x)     Business combination

Business combinations are recorded using the purchase method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets acquired and liabilities assumed, based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

When the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

(y)     Recently issued accounting standards

In February 2016, the FASB issued ASC Topic 842, Leases through ASU No. 2016-02. ASC Topic 842 requires a lessee to recognize all leases, including operating leases, on balance sheet via a right-of-use asset and lease liability, unless the lease is a short-term lease. All (or a portion of) fixed payments by the lessee to cover lessor costs related to ownership of the underlying assets, or executory costs, that do not represent payments for a good or service will be considered lease payments and be reflected in the measurement of lease assets and lease liabilities by lessees. The new standard does not substantially change lessor accounting from current U.S. GAAP. The new standard also requires lessees and lessors to disclose more qualitative and quantitative information about their leases than current U.S. GAAP does. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842 (Leases), which provides narrow amendments to clarify how to apply certain aspects of the new lease standard. The new standard is effective for annual reporting periods, and interim periods within those periods, beginning after December 15, 2018, with early adoption permitted. In July 2018, the FASB issued ASU No. 2018-11, Leases Topic (842): Targeted Improvements. This ASU provides companies an option to apply the transition provisions of the new lease standard at its adoption date instead of at the earliest comparative period presented in its financial statements that is recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, without adjusting the comparative periods presented, as initially required. The Company will adopt the new lease accounting standard as of January 1, 2019 and has elected to apply the transition provisions of the standard on the date of adoption. Accordingly, the Company will not restate prior year comparative periods for the impact of the new lease accounting standard. The Company will elect the package of practical expedients permitted under the transition guidance within the new lease accounting standard. In addition, for leases with a term of 12 months or less, an election was made not to recognize lease assets and lease liabilities. The Company anticipates that the adoption of the new lease accounting standard will result in the recognition of right-of-use assets and lease liabilities of approximately RMB 3.5 million and RMB 3.0 million, respectively, at January 1, 2019, consisting primarily of operating leases relating to real estate. The Company does not anticipate that the new lease accounting standard will materially impact its consolidated statements of operations or consolidated statements of cash flows in periods subsequent to adoption. The aforementioned estimates related to the adoption of the new lease accounting standard are based on the Company’s assessment and best estimates to date.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820); Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements. The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted-average of significant unobservable inputs used to develop Level 3 fair value measurements. Certain disclosures required by this guidance must be applied on a retrospective basis and others on a prospective basis. The guidance will be effective for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact, if any, that may have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this ASU require the use of an “expected credit loss” impairment model for most financial assets reported at amortized cost, which will require entities to estimate expected credit losses over the lifetime of the instrument. This may result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, an allowance for credit losses will be recognized as a contra account to the amortized cost carrying value of the asset rather than a direct reduction to the carrying value, with changes in the allowance impacting earnings. In November 2018, the FASB issued ASU No. 2018-19 “Codification Improvements to Topic 326, Financial Instruments—Credit Losses,” which clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20, but instead should be accounted for in accordance with Topic 842, Leases. ASU No. 2016-13 is effective for annual and interim reporting periods beginning after December 15, 2019, with early adoption permitted in annual and interim reporting periods beginning after December 15, 2018. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first effective reporting period. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

The FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment”, in January 2017. Under current guidance, goodwill impairment loss is measured by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill by following procedures that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Under the new amendments, the goodwill impairment test compares the fair value of a reporting unit with its carrying amount and an impairment charge is measured as the amount by which the carrying amount exceeds the reporting unit’s fair value. The amendments are effective for annual and interim reporting periods beginning after December 15, 2019 and are not expected to have a significant effect on the Company’s consolidated financial statements.